Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share capital
Schedule of ordinary shares

US$ thousand (except for number of shares)	Number of shares	Share capital
Balance as at 1 January 2022 (a)	6,628,695	1
Issued during the year	—	—
Balance as at 31 December 2022 (a)	6,628,695	1
Issued during the period:
PIPE – Osisko (b)	1,500,000	15,000
Backstop Facility – Osisko (c)	2,500,000	25,000
PIPE – Sprott (d)	1,500,000	15,000
PIPE A and PIPE B (e)	18,451,747	184,517
PIPE – BlackRock (f)	4,500,000	45,000
Public shareholders – non-redemption (g)	3,329,006	34,431
Glencore rollover shares (h)	10,000,000	100,000
Gross proceeds from issuance of shares	48,409,448	418,949
Less: Share issuance cost (i)	—	(5,763)
Balance as at 30 June 2023	48,409,448	413,186